Average Annual Total Returns{- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-16 - Fidelity Advisor® Emerging Asia Fund	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	F1433 Past 1 year	F1433 Past 5 years	F1433 Past 10 years
Total	(19.70%)	17.63%	11.23%	(21.85%)	15.92%	10.17%	(10.08%)	14.09%	9.17%	(17.99%)	17.85%	11.17%	(16.20%)	18.15%	11.23%	(14.58%)	19.36%	12.22%	(14.47%)		20.64%	[1]	Oct. 02, 2018	(4.72%)	11.30%	8.03%

[1]	(a)Since inception October 2, 2018.